New York Life Insurance Company 1 Rockwood Road Sleepy Hollow, NY 10591 Bus: 914-846-3888 E-Mail: laura_bramson@newyorklife.com Laura M. Bramson Associate General Counsel

VIA EDGAR

May 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – IV
File Nos. 333-156019 and 811-21397

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and Statements of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 15, 2014 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 15, 2014.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura M. Bramson

Laura M. Bramson

Associate General Counsel